Quarterly Holdings Report
for

Fidelity® Balanced Fund

May 31, 2021

BAL-QTLY-0721
1.800332.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.8%
Entertainment - 1.6%
Activision Blizzard, Inc.	883,573	$85,927
Cinemark Holdings, Inc. (a)	250,982	5,687
Electronic Arts, Inc.	255,892	36,575
Live Nation Entertainment, Inc. (a)	400,324	36,073
Marcus Corp. (a)	416,337	8,789
Netflix, Inc. (a)	421,169	211,768
Take-Two Interactive Software, Inc. (a)	116,935	21,698
The Walt Disney Co. (a)	1,776,280	317,332
		723,849
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	136,080	320,720
Class C (a)	455,111	1,097,527
Facebook, Inc. Class A (a)	2,611,495	858,477
IAC (a)	61,099	9,743
JOYY, Inc. ADR	264,255	20,334
Snap, Inc. Class A (a)	437,065	27,150
Tongdao Liepin Group (a)	11,760,097	34,549
Twitter, Inc. (a)	970,117	56,267
Vimeo, Inc. (a)	99,194	4,166
Z Holdings Corp.	4,240,026	20,225
Zoominfo Technologies, Inc.	248,673	10,899
		2,460,057
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	336,701	12,141
Comcast Corp. Class A	3,168,639	181,690
Liberty Media Corp. Liberty Formula One Group Series C (a)	292,409	13,056
		206,887
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	1,106,258	156,480

TOTAL COMMUNICATION SERVICES		3,547,273

CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.7%
Ferrari NV	133,604	28,178
Tesla, Inc. (a)	453,030	283,243
		330,784
Distributors - 0.1%
LKQ Corp. (a)	1,314,498	66,987
Hotels, Restaurants & Leisure - 1.5%
Aristocrat Leisure Ltd.	1,143,590	36,948
Boyd Gaming Corp. (a)	469,236	30,214
Caesars Entertainment, Inc. (a)	425,439	45,713
Churchill Downs, Inc.	220,358	43,968
Compass Group PLC (a)	2,654,841	60,518
Domino's Pizza, Inc.	135,995	58,052
MakeMyTrip Ltd. (a)	597,762	16,438
Marriott International, Inc. Class A (a)	866,698	124,440
McDonald's Corp.	392,280	91,750
Penn National Gaming, Inc. (a)	104,398	8,558
The Booking Holdings, Inc. (a)	63,810	150,691
		667,290
Household Durables - 0.6%
GoPro, Inc. Class A (a)	1,482,024	16,628
Leggett & Platt, Inc.	917,441	50,487
Lennar Corp. Class A	1,063,487	105,296
Mohawk Industries, Inc. (a)	202,727	42,711
Tempur Sealy International, Inc.	892,233	34,351
		254,346
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	343,221	1,106,225
Coupang, Inc. Class A (a)(b)	266,315	10,863
Deliveroo Holdings PLC (a)(c)	2,310,050	8,242
Deliveroo Holdings PLC	1,420,000	4,560
eBay, Inc.	1,513,453	92,139
Farfetch Ltd. Class A (a)	685,364	31,753
Global-e Online Ltd. (a)	164,789	5,415
Kogan.Com Ltd.	182,387	1,433
Porch Group, Inc. Class A (a)	2,340,250	40,065
THG PLC	1,642,260	14,193
ZOZO, Inc.	135,893	4,652
		1,319,540
Leisure Products - 0.1%
Mattel, Inc. (a)	1,320,399	28,006
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	785,735	76,609
Nordstrom, Inc. (a)	832,910	27,936
		104,545
Specialty Retail - 1.5%
Auto1 Group SE (c)	333,669	17,704
Burlington Stores, Inc. (a)	118,226	38,231
Industria de Diseno Textil SA	679,500	26,409
Lowe's Companies, Inc.	1,563,244	304,567
The Home Depot, Inc.	530,381	169,144
TJX Companies, Inc.	1,858,289	125,509
		685,017
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	328,609	18,635
LVMH Moet Hennessy Louis Vuitton SE	56,443	45,213
NIKE, Inc. Class B	551,708	75,286
PVH Corp. (a)	334,841	38,446
Tapestry, Inc. (a)	1,908,104	85,655
		263,235

TOTAL CONSUMER DISCRETIONARY		3,719,750

CONSUMER STAPLES - 4.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	12,660	13,396
Constellation Brands, Inc. Class A (sub. vtg.)	240,581	57,672
Keurig Dr. Pepper, Inc.	856,066	31,640
Kweichow Moutai Co. Ltd. (A Shares)	59,135	20,707
Molson Coors Beverage Co. Class B (a)	338,583	19,746
Monster Beverage Corp. (a)	860,011	81,073
PepsiCo, Inc.	1,338,173	197,969
Pernod Ricard SA	185,691	41,031
The Coca-Cola Co.	3,941,876	217,946
		681,180
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	1,144,675	51,270
Costco Wholesale Corp.	467,700	176,917
U.S. Foods Holding Corp. (a)	1,544,289	60,135
Walgreens Boots Alliance, Inc.	938,600	49,427
Walmart, Inc.	1,373,922	195,138
		532,887
Food Products - 0.5%
Bunge Ltd.	120,450	10,457
Darling Ingredients, Inc. (a)	311,126	21,300
Freshpet, Inc. (a)	69,431	12,277
Hotel Chocolat Group Ltd. (a)	210,773	1,161
Lamb Weston Holdings, Inc.	611,744	50,463
Mondelez International, Inc.	1,860,992	118,229
		213,887
Household Products - 0.8%
Procter & Gamble Co.	2,455,701	331,151
The Clorox Co.	173,222	30,614
		361,765
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	317,449	97,304
Herbalife Nutrition Ltd. (a)	273,429	14,374
		111,678
Tobacco - 0.1%
Altria Group, Inc.	1,488,905	73,284

TOTAL CONSUMER STAPLES		1,974,681

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	1,356,997	33,111
Halliburton Co.	575,474	12,919
Oceaneering International, Inc. (a)	890,327	12,705
SBM Offshore NV	418,710	7,220
Subsea 7 SA	2,536,162	25,171
		91,126
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	10,907,684	11,016
APA Corp.	934,302	19,433
Canadian Natural Resources Ltd.	2,102,378	72,832
Cheniere Energy, Inc. (a)	137,991	11,715
Chevron Corp.	281,754	29,243
DHT Holdings, Inc.	348,684	2,232
Euronav NV	138,844	1,331
Exxon Mobil Corp.	5,861,950	342,162
Harbour Energy PLC (a)	41,069,695	11,977
Hess Corp.	1,197,339	100,361
HollyFrontier Corp.	440,288	14,296
Imperial Oil Ltd.	1,496,045	49,362
Kosmos Energy Ltd. (a)	3,885,981	12,357
Magellan Midstream Partners LP	646,623	31,872
Marathon Petroleum Corp.	199,942	12,356
MEG Energy Corp. (a)	8,254,986	54,803
Murphy Oil Corp.	841,193	18,245
Phillips 66 Co.	777,063	65,444
Range Resources Corp. (a)	609,743	8,268
Reliance Industries Ltd.	136,420	2,170
Reliance Industries Ltd.	3,029,687	87,624
Reliance Industries Ltd. sponsored GDR (c)	575,766	33,193
Valero Energy Corp.	674,210	54,206
		1,046,498

TOTAL ENERGY		1,137,624

FINANCIALS - 8.8%
Banks - 3.4%
Bank of America Corp.	8,485,491	359,700
BNP Paribas SA	376,986	25,954
Citigroup, Inc.	1,186,058	93,355
Citizens Financial Group, Inc.	1,246,686	62,210
Comerica, Inc.	447,440	35,120
EFG Eurobank Ergasias SA (a)	31,868,862	29,924
First Horizon National Corp.	1,165,770	22,231
JPMorgan Chase & Co.	1,390,092	228,309
M&T Bank Corp.	224,787	36,121
NatWest Group PLC	2,923,873	8,589
Piraeus Financial Holdings SA (a)	5,319,449	9,737
PNC Financial Services Group, Inc.	808,359	157,371
Signature Bank	96,595	24,125
Societe Generale Series A	1,657,511	53,072
Standard Chartered PLC (United Kingdom)	3,877,900	27,946
UniCredit SpA	1,937,300	24,791
Wells Fargo & Co.	7,956,848	371,744
		1,570,299
Capital Markets - 2.0%
Bank of New York Mellon Corp.	4,456,730	232,106
BlackRock, Inc. Class A	194,663	170,727
Cboe Global Markets, Inc.	292,841	32,593
Coinbase Global, Inc. (a)	18,830	4,454
Goldman Sachs Group, Inc.	197,780	73,578
Intercontinental Exchange, Inc.	243,722	27,511
Morgan Stanley	2,088,050	189,908
State Street Corp.	699,478	60,841
StepStone Group, Inc. Class A	1,323,967	41,970
Virtu Financial, Inc. Class A	1,903,569	57,964
		891,652
Consumer Finance - 1.7%
360 DigiTech, Inc. ADR (a)	574,101	16,115
Ally Financial, Inc.	309,576	16,937
American Express Co.	1,164,138	186,413
Capital One Financial Corp.	2,605,876	418,973
OneMain Holdings, Inc.	1,870,427	108,185
Shriram Transport Finance Co. Ltd.	794,880	15,968
		762,591
Diversified Financial Services - 0.6%
Ant International Co. Ltd. Class C (a)(d)(e)	4,971,128	13,621
Berkshire Hathaway, Inc.:
Class A (a)	90	39,240
Class B (a)	635,201	183,853
Voya Financial, Inc.	637,171	41,747
		278,461
Insurance - 1.1%
AIA Group Ltd.	1,879,600	25,086
American International Group, Inc.	1,435,597	75,857
Arthur J. Gallagher & Co.	392,987	57,616
Fairfax Financial Holdings Ltd. (sub. vtg.)	43,091	20,239
Hartford Financial Services Group, Inc.	1,587,430	103,739
The Travelers Companies, Inc.	1,075,476	171,754
Willis Towers Watson PLC	230,166	60,156
		514,447

TOTAL FINANCIALS		4,017,450

HEALTH CARE - 9.0%
Biotechnology - 0.9%
Amgen, Inc.	789,460	187,844
Argenx SE ADR (a)	108,618	30,303
Biogen, Inc. (a)	64,126	17,152
Blueprint Medicines Corp. (a)	207,600	18,964
PTC Therapeutics, Inc. (a)	487,068	19,127
Regeneron Pharmaceuticals, Inc. (a)	202,673	101,829
Vertex Pharmaceuticals, Inc. (a)	102,071	21,295
		396,514
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	2,348,793	273,987
Boston Scientific Corp. (a)	5,873,597	249,922
DexCom, Inc. (a)	162,768	60,125
Envista Holdings Corp. (a)	1,608,241	70,184
Intuitive Surgical, Inc. (a)	193,783	163,200
Masimo Corp. (a)	92,310	19,902
Nevro Corp. (a)	220,630	33,249
Siemens Healthineers AG (c)	1,487,300	83,974
Stryker Corp.	932,608	238,067
		1,192,610
Health Care Providers & Services - 2.5%
Alignment Healthcare, Inc. (a)	49,802	1,257
AmerisourceBergen Corp.	747,346	85,750
Cigna Corp.	43,660	11,301
dentalcorp Holdings Ltd. (a)	990,800	11,491
Guardant Health, Inc. (a)	160,476	19,918
HCA Holdings, Inc.	867,110	186,247
Humana, Inc.	405,679	177,566
Oak Street Health, Inc. (a)	466,479	28,171
Option Care Health, Inc. (a)	1,413,065	25,916
Surgery Partners, Inc. (a)	1,656,099	96,931
UnitedHealth Group, Inc.	1,201,824	495,055
		1,139,603
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	782,903	42,034
Life Sciences Tools & Services - 0.7%
Avantor, Inc. (a)	2,343,279	75,336
Thermo Fisher Scientific, Inc.	470,990	221,130
		296,466
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR (b)	1,727,152	98,050
Bristol-Myers Squibb Co.	3,218,181	211,499
Eli Lilly & Co.	1,047,256	209,179
Horizon Therapeutics PLC (a)	1,255,037	115,037
Roche Holding AG (participation certificate)	235,114	82,302
Royalty Pharma PLC (b)	1,679,164	67,368
UCB SA	571,378	53,735
Zoetis, Inc. Class A	1,035,976	183,036
		1,020,206

TOTAL HEALTH CARE		4,087,433

INDUSTRIALS - 7.8%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	80,300	11,289
General Dynamics Corp.	791,116	150,241
Lockheed Martin Corp.	236,525	90,400
Northrop Grumman Corp.	474,778	173,707
Raytheon Technologies Corp.	2,844,805	252,363
Space Exploration Technologies Corp. Class A (a)(d)(e)	11,700	4,914
The Boeing Co. (a)	1,005,801	248,453
		936,206
Air Freight & Logistics - 0.6%
FedEx Corp.	700,655	220,573
United Parcel Service, Inc. Class B	171,985	36,908
		257,481
Airlines - 0.1%
Spirit Airlines, Inc. (a)	917,704	32,771
Commercial Services & Supplies - 0.0%
CoreCivic, Inc. (a)	3,009,275	23,563
Construction & Engineering - 0.4%
AECOM (a)	2,283,600	148,457
Granite Construction, Inc.	908,525	36,668
		185,125
Electrical Equipment - 1.1%
Array Technologies, Inc.	2,283,597	37,223
Emerson Electric Co.	31,185	2,984
Plug Power, Inc. (a)	432,601	13,281
Sensata Technologies, Inc. PLC (a)	3,465,750	205,970
Shoals Technologies Group, Inc.	537,930	14,847
Sunrun, Inc. (a)(b)	4,722,109	211,173
		490,351
Industrial Conglomerates - 0.7%
3M Co.	288,304	58,537
General Electric Co.	16,412,922	230,766
Honeywell International, Inc.	183,336	42,334
		331,637
Machinery - 1.1%
Allison Transmission Holdings, Inc.	3,953,346	167,266
Caterpillar, Inc.	1,177,455	283,861
Flowserve Corp.	830,347	35,198
		486,325
Marine - 0.2%
Genco Shipping & Trading Ltd.	1,317,991	20,824
Golden Ocean Group Ltd.	1,235,923	12,322
Star Bulk Carriers Corp. (b)	2,607,833	50,879
		84,025
Professional Services - 0.7%
Dun & Bradstreet Holdings, Inc. (a)	1,073,060	23,039
Equifax, Inc.	37,118	8,724
Nielsen Holdings PLC	11,122,041	302,631
		334,394
Road & Rail - 0.9%
Lyft, Inc. (a)	1,051,800	60,047
Norfolk Southern Corp.	540,982	151,962
Uber Technologies, Inc. (a)	3,328,327	169,179
Union Pacific Corp.	154,193	34,652
		415,840

TOTAL INDUSTRIALS		3,577,718

INFORMATION TECHNOLOGY - 16.4%
Electronic Equipment & Components - 1.5%
Corning, Inc.	383,559	16,735
Flex Ltd. (a)	10,763,018	196,640
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,155,000	32,690
Insight Enterprises, Inc. (a)	266,022	27,794
Jabil, Inc. (f)	7,498,713	423,302
		697,161
IT Services - 3.4%
Capgemini SA	243,706	45,633
Cognizant Technology Solutions Corp. Class A	523,212	37,441
Fidelity National Information Services, Inc.	363,088	54,093
Fiserv, Inc. (a)	150,638	17,353
Genpact Ltd.	1,247,926	57,080
Global Payments, Inc.	244,835	47,427
GoDaddy, Inc. (a)	198,673	16,085
Liveramp Holdings, Inc. (a)	306,136	15,380
MasterCard, Inc. Class A	1,526,065	550,269
PayPal Holdings, Inc. (a)	992,684	258,118
Squarespace, Inc. Class A (a)	79,087	4,162
Visa, Inc. Class A	1,680,279	381,927
Wix.com Ltd. (a)	148,228	38,519
		1,525,758
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	53,661	4,297
Applied Materials, Inc.	764,397	105,586
Cirrus Logic, Inc. (a)	352,487	27,519
eMemory Technology, Inc.	350,000	11,856
Lam Research Corp.	141,556	91,990
Marvell Technology, Inc.	1,635,448	78,992
Micron Technology, Inc. (a)	2,076,904	174,751
NVIDIA Corp.	614,007	398,969
NXP Semiconductors NV	1,036,525	219,142
ON Semiconductor Corp. (a)	3,127,696	125,233
Qualcomm, Inc.	502,249	67,573
Semtech Corp. (a)	199,613	12,576
SiTime Corp. (a)	105,486	10,372
Universal Display Corp.	18,653	4,026
Xilinx, Inc.	172,852	21,952
		1,354,834
Software - 5.9%
Adobe, Inc. (a)	10,229	5,161
Anaplan, Inc. (a)	1,250,455	64,411
Autodesk, Inc. (a)	501,760	143,433
Ceridian HCM Holding, Inc. (a)	94,180	8,425
Cloudflare, Inc. (a)	53,605	4,399
Cognyte Software Ltd. (a)	2,152,957	55,417
Digital Turbine, Inc. (a)	379,011	25,079
Elastic NV (a)	180,881	21,382
Epic Games, Inc. (d)(e)	12,272	10,861
Everbridge, Inc. (a)	35,699	4,195
Intuit, Inc.	82,185	36,087
Microsoft Corp.	6,851,581	1,710,704
NortonLifeLock, Inc.	685,474	18,960
Salesforce.com, Inc. (a)	986,712	234,936
ServiceNow, Inc. (a)	63,737	30,204
Stripe, Inc. Class B (a)(d)(e)	110,500	4,434
SVMK, Inc. (a)	6,182,127	120,242
Verint Systems, Inc. (a)	600,431	27,686
Workday, Inc. Class A (a)	279,084	63,832
Workiva, Inc. (a)	46,584	4,421
Yext, Inc. (a)	4,071,504	58,915
Zendesk, Inc. (a)	205,881	28,136
		2,704,431
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	9,172,586	1,142,996
HP, Inc.	1,224,782	35,800
Western Digital Corp. (a)	321,270	24,169
		1,202,965

TOTAL INFORMATION TECHNOLOGY		7,485,149

MATERIALS - 2.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	144,006	43,153
Albemarle Corp. U.S.	148,070	24,740
Amyris, Inc. (a)	1,729,959	24,617
Amyris, Inc. (a)(d)	2,782,258	39,592
Amyris, Inc. (d)	1,182,813	16,831
Balchem Corp.	143,743	18,830
Ecolab, Inc.	235,692	50,693
FMC Corp.	250,005	29,173
Innospec, Inc.	265,014	26,796
Linde PLC	333,360	100,208
LyondellBasell Industries NV Class A	307,784	34,663
Olin Corp.	1,740,452	85,091
Sherwin-Williams Co.	134,095	38,020
Valvoline, Inc.	1,195,338	39,446
		571,853
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	142,552	51,839
Summit Materials, Inc. (a)	1,305,328	45,452
Vulcan Materials Co.	239,979	43,993
		141,284
Containers & Packaging - 0.1%
Crown Holdings, Inc.	608,573	62,829
Metals & Mining - 0.6%
Commercial Metals Co.	944,365	29,719
First Quantum Minerals Ltd.	3,253,396	80,928
Freeport-McMoRan, Inc.	2,384,228	101,854
Newmont Corp.	1,041,606	76,537
		289,038

TOTAL MATERIALS		1,065,004

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	227,185	40,498
American Tower Corp.	474,397	121,189
Corporate Office Properties Trust (SBI)	279,309	7,709
CubeSmart	1,153,713	50,521
Digital Realty Trust, Inc.	330,417	50,078
Douglas Emmett, Inc.	443,821	15,409
Equinix, Inc.	33,922	24,991
Equity Lifestyle Properties, Inc.	723,454	51,264
Invitation Homes, Inc.	1,479,586	53,665
Kilroy Realty Corp.	398,097	27,950
Lexington Corporate Properties Trust	2,257,348	27,946
Mid-America Apartment Communities, Inc.	387,238	62,229
Prologis (REIT), Inc.	909,720	107,201
SBA Communications Corp. Class A	104,663	31,202
Ventas, Inc.	547,126	30,338
VICI Properties, Inc.	300,732	9,362
Weyerhaeuser Co.	324,613	12,322
		723,874
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	3,367,567	64,017
Jones Lang LaSalle, Inc. (a)	95,545	19,324
		83,341

TOTAL REAL ESTATE		807,215

UTILITIES - 1.8%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	86,379	7,429
Edison International	1,003,087	56,042
Entergy Corp.	278,238	29,287
Evergy, Inc.	676,998	41,967
Exelon Corp.	1,819,217	82,083
FirstEnergy Corp.	1,375,774	52,156
NextEra Energy, Inc.	1,979,098	144,910
NRG Energy, Inc.	294,393	9,465
PG&E Corp. (a)	4,412,904	44,747
Southern Co.	1,449,129	92,628
		560,714
Independent Power and Renewable Electricity Producers - 0.1%
FTC Solar, Inc. (a)	648,385	6,977
The AES Corp.	1,490,410	37,871
		44,848
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,653,701	41,839
Dominion Energy, Inc.	846,004	64,415
NiSource, Inc.	1,020,516	26,023
Sempra Energy	522,264	70,762
		203,039

TOTAL UTILITIES		808,601

TOTAL COMMON STOCKS
(Cost $19,391,904)		32,165,915

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
ABL Space Systems Series B (d)(e)	120,349	5,420
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	49,193	3,604
Transportation Infrastructure - 0.1%
Delhivery Pvt Ltd. Series H (d)(e)(g)	15,189	7,477
TOTAL INDUSTRIALS		16,501
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (d)(e)	412,038	9,032
Xsight Labs Ltd. Series D (d)(e)	450,873	3,605
		12,637
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	143,672	15,743
Software - 0.0%
Databricks, Inc. Series G (d)(e)	10,192	1,808
Stripe, Inc. Series H (d)(e)	45,700	1,834
Thoughtworks, Inc. Series A (d)(e)	17,818	10,004
		13,646
TOTAL INFORMATION TECHNOLOGY		42,026

TOTAL CONVERTIBLE PREFERRED STOCKS		58,527

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	502,600	55,915
TOTAL PREFERRED STOCKS
(Cost $93,625)		114,442
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 6/3/21 to 7/15/21 (h)
(Cost $37,180)	37,180	37,180

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (Cost $7,586)(d)(e)(i)	$7,586	$7,586
	Shares	Value (000s)

Fixed-Income Funds - 27.3%
Fidelity Investment Grade Bond Central Fund (j)
(Cost $12,429,283)	109,432,888	12,470,972

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.03% (k)	793,626,385	793,785
Fidelity Securities Lending Cash Central Fund 0.03% (k)(l)	134,434,084	134,448
TOTAL MONEY MARKET FUNDS
(Cost $928,218)		928,233
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $32,887,796)		45,724,328
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(102,143)
NET ASSETS - 100%		$45,622,185

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,467	June 2021	$518,366	$30,347	$30,347

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,113,000 or 0.3% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,149,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,572,000.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, [[other than the Commodity Strategy Central Fund,]] is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ABL Space Systems Series B	3/24/21	$5,420
Amyris, Inc.	2/3/20 - 6/4/20	$11,533
Ant International Co. Ltd. Class C	5/16/18	$27,888
Astranis Space Technologies Corp. Series C	3/19/21	$9,032
Beta Technologies, Inc. Series A	4/9/21	$3,604
ByteDance Ltd. Series E1	11/18/20	$15,743
Circle Internet Financial Ltd. 0%	5/11/21	$7,586
Databricks, Inc. Series G	2/1/21	$1,808
Delhivery Pvt Ltd. Series H	5/20/21	$7,414
Epic Games, Inc.	3/29/21	$10,861
Space Exploration Technologies Corp. Class A	2/16/21	$4,914
Stripe, Inc. Class B	5/18/21	$4,434
Stripe, Inc. Series H	3/15/21	$1,834
Thoughtworks, Inc. Series A	1/13/21	$10,907
Xsight Labs Ltd. Series D	2/16/21	$3,605

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$401
Fidelity High Income Central Fund	11,435
Fidelity Investment Grade Bond Central Fund	454,257
Fidelity Securities Lending Cash Central Fund	263
Total	$466,356

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.03%	$310,773	$6,360,924	$5,877,912	$--	$--	$793,785	1.4%
Fidelity High Income Central Fund	627,732	10,810	655,841	25,459	(8,160)	--	0.0%
Fidelity Investment Grade Bond Central Fund	11,077,990	1,924,638	71,221	1,745	(462,180)	12,470,972	39.7%
Fidelity Securities Lending Cash Central Fund 0.03%	79,970	835,459	780,981	--	--	134,448	0.4%
Total	$12,096,465	$9,131,831	$7,385,955	$27,204	$(470,340)	$13,399,205

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Boingo Wireless, Inc.	$48,148	$--	$52,068	$--	$6,598	$(2,678)	$--
Jabil, Inc.	260,592	--	6,308	1,815	1,835	167,183	423,302
Livent Corp.	70,616	1,591	156,398	--	84,887	(696)	--
Total	$379,356	$1,591	$214,774	$1,815	$93,320	$163,809	$423,302

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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